INCOME TAXES	15 Months Ended
Sep. 30, 2011
INCOME TAXES [Text Block]

NOTE 10 - INCOME TAXES

The accompanying consolidated balance sheet includes the following components of deferred taxes under the liability method:

The accompanying consolidated balance sheet includes the following components of deferred taxes under the liability method:

	2010	2011
Deferred Tax Liabilities
Property and equipment	-	-
Accrued expenses	-	-
Deferred Tax Assets
Net operating loss carry forward	$40,728,080	$44,185,925
Accrued expenses	-	-
	40,728,080	44,185,925
Net Deferred Tax Asset	40,728,080	44,185,925
Valuation allowance	(40,787,080	(44,185,925)
	$-	$-

At June 30, 2011, the Company has federal net operating loss carry forwards of approximately $ 111.6 million and $ 110.7 million to offset future federal and state income taxes, respectively, which expire at various times from 2016 through 2030. The federal net operating loss carry forwards may be subject to the separate return loss limitation rules and IRC section 382 limitations due to changes in ownership. The Company has assessed the evidence of its forecasted future operations against the potential likelihood of the realization of the deferred tax assets to make the determination that the Company will not utilize these carry forwards and has recorded a valuation allowance against the net deferred tax asset.

The Company has a loss of $ $7,365,745 in 2010 and $486,391 in 2011. Deferred income taxes relate principally to the use of net operating loss carry forwards; these can differ from computations based upon book losses for the use for tax purposes of accelerated depreciation methods and the difference in the book and tax basis of certain stock based compensation.

The provision for income taxes from continuing operations differs from taxes that would result from applying Federal statutory rates because of the following:

		Year ended June 30,
	2010
	Amount	Percent		Amount	Percent
Taxes at Federal Statutory Rate	$(2,504,470)	(34.0%	)	$(148,373)	(34.0)%
State Taxes Net of Federal Tax	(407,285)	(5.60%	)	(24,438)	(5.60)%
Benefit Utilization of NOL
Tax Credits
Valuation Allowance	2,911,715	39.6%		172,811	39.6%
Other-non deductible stock based compensation- restricted shares and unexercised options	$-	-		$-	-